Deposit, Upfront Payments and Other Receivables	12 Months Ended
Jun. 30, 2023
Deposits [Abstract]
Deposit, Upfront Payments and Other Receivables

NOTE 4 – DEPOSIT, UPFRONT PAYMENTS AND OTHER RECEIVABLES

Deposit, upfront payments and other receivables consists of the following:

	June 30, 2023	June 30, 2022
Deposits	$45,369	$44,971
Upfront payments	47,161	51,840
Other receivables	12,030	5,452
Total	$104,560	$102,263

Deposit consists of the security deposit paid for lease of office, increased mainly due to foreign exchange.

Upfront payments as of June 30, 2023 and 2022 relates to the operating expenses paid in advance.

Other receivables relate to GST receivables.